RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement of Reserves of Equity [Roll Forward]
Beginning balance	$ 3,397,552	$ 2,442,461
Options issued in connection with Calibre Acquisition	353	13,666
Conversion of 2020 Convertible Notes	139,278	139,661
Exercise of stock options and settlement of RSUs and pRSUs	13,281	2,456
Share-based compensation	14,978	10,297
Ending Balance	5,795,307	3,397,552
Reserves
Movement of Reserves of Equity [Roll Forward]
Beginning balance	74,100	79,077
Options issued in connection with Calibre Acquisition	39,663
Conversion of 2020 Convertible Notes	(10,148)	(12,216)
Exercise of stock options and settlement of RSUs and pRSUs	(25,512)	(6,882)
Share-based compensation	14,978	10,297
Equity component of 2023 Convertible Notes issued/ Modification of convertible notes		3,824
Ending Balance	93,081	74,100
Share-based compensation
Movement of Reserves of Equity [Roll Forward]
Beginning balance	28,879	25,464
Options issued in connection with Calibre Acquisition	39,663
Conversion of 2020 Convertible Notes	0	0
Exercise of stock options and settlement of RSUs and pRSUs	(25,512)	(6,882)
Share-based compensation	14,978	10,297
Equity component of 2023 Convertible Notes issued/ Modification of convertible notes		0
Ending Balance	58,008	28,879
Equity component of convertible notes
Movement of Reserves of Equity [Roll Forward]
Beginning balance	41,835	50,227
Options issued in connection with Calibre Acquisition	0
Conversion of 2020 Convertible Notes	(10,148)	(12,216)
Exercise of stock options and settlement of RSUs and pRSUs	0	0
Share-based compensation	0	0
Equity component of 2023 Convertible Notes issued/ Modification of convertible notes		3,824
Ending Balance	31,687	41,835
Other
Movement of Reserves of Equity [Roll Forward]
Beginning balance	3,386	3,386
Options issued in connection with Calibre Acquisition	0
Conversion of 2020 Convertible Notes	0	0
Exercise of stock options and settlement of RSUs and pRSUs	0	0
Share-based compensation	0	0
Equity component of 2023 Convertible Notes issued/ Modification of convertible notes		0
Ending Balance	$ 3,386	$ 3,386